Provisions for employees' benefits - Actuarial assumptions (Details)	Dec. 31, 2019	Dec. 31, 2018
Pension [Member]
Disclosure of detailed information about provision for employee benefits [Line Items]
Discount rate	5.75%	6.75%
Expected inflation rate	3.00%	3.00%
Pension growth rate	3.00%	3.00%
Bonds [Member]
Disclosure of detailed information about provision for employee benefits [Line Items]
Discount rate	5.25%	6.50%
Expected inflation rate	3.00%	3.00%
Healthcare [Member]
Disclosure of detailed information about provision for employee benefits [Line Items]
Discount rate	6.00%	7.00%
Expected inflation rate	3.00%	3.00%
Cost trend - Short-term rate	7.00%	7.00%
Cost trend - Long-term rate	4.00%	4.00%
Education [Member]
Disclosure of detailed information about provision for employee benefits [Line Items]
Discount rate	5.50%	6.75%
Expected inflation rate	3.00%	3.00%
Cost trend - Short-term rate	4.00%	4.00%
Cost trend - Long-term rate	4.00%	4.00%
Other benefits [Member]
Disclosure of detailed information about provision for employee benefits [Line Items]
Discount rate	4.83%	5.87%
Expected inflation rate	3.00%	3.00%
Other benefits [Member] | Top of range [member]
Disclosure of detailed information about provision for employee benefits [Line Items]
Salary growth rate	5.50%	5.10%
Other benefits [Member] | Bottom of range [member]
Disclosure of detailed information about provision for employee benefits [Line Items]
Salary growth rate	4.70%	4.70%